Cover	Jul. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-35853
Entity Registrant Name	Harvard Apparatus Regenerative Technology, Inc.
Entity Central Index Key	0001563665
Entity Tax Identification Number	45-5210462
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	84 October Hill Road
Entity Address, Address Line Two	Suite 11
Entity Address, City or Town	Holliston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01746
City Area Code	(774)
Local Phone Number	233-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HRGN
Entity Information, Former Legal or Registered Name	Biostage, Inc.